Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Disclosure Of Dividends Paid And Proposed Explanatory

Interim dividends	$ million
	2018	2017	2016
A shares:
Cash: $1.88 per share (2017: $1.88; 2016: $1.88)	8,605	4,919	4,545
Scrip: none (2017: $1.88; 2016: $1.88 per share)	—	3,558	3,491
Total – A shares	8,605	8,477	8,036
B shares:
Cash: $1.88 per share (2017: $1.88; 2016: $1.88)	7,070	5,958	5,132
Scrip: none (2017: $1.88; 2016: $1.88 per share)	—	1,193	1,791
Total – B shares	7,070	7,151	6,923
Total	15,675	15,628	14,959